Pension and Post-retirement and Other Benefit Plans - Summary of Expected Benefit Payments from Various Pension and Postretirement Plans (Details) - Pensions $ in Millions	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2024	$ 18.6
2025	19.7
2026	20.8
2027	19.8
2028	19.5
2029-2033	$ 98.3